Other Current Liabilities and Accrued Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Liabilities and Accrued Expense [Line Items]
Payroll and employee benefits	$ 19,945	$ 19,817
Value-added tax and other business taxes	10,958	13,638
Dealer commissions and subsidies	9,600	12,462
Income and withholding taxes	8,977	12,060
Handset purchases	4,416	11,398
Other	45,335	47,058
Other current liabilities and accrued expenses	$ 99,231	$ 116,433